Equity - Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions					12 Months Ended
	Jun. 26, 2025	Apr. 29, 2025	Nov. 01, 2024	Mar. 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisition Of Treasury Stock [Line Items]
Acquisition					₩ 1,250,001	₩ 700,000	₩ 485,947
Retirement					(70)	(102)	(81)
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Beginning balance					250,000	227
Acquisition					1,250,001	700,000
Disposal						(227)
Retirement					(900,000)	(450,000)
Ending balance					₩ 600,001	₩ 250,000	₩ 227
Beginning number of share					4,585,561	6,352
Acquisition (share)					21,702,365	13,899,708
Disposal (share)						(6,353)
Retirement (share)	10,347,131	7,603,260	5,947,889	3,366,257	(17,950,391)	(9,314,146)
Ending number of share					8,337,535	4,585,561	6,352